Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended																					12 Months Ended
	Mar. 29, 2014	Mar. 29, 2014 Capital leasing arrangements [Member]	Mar. 30, 2013 Capital leasing arrangements [Member]	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Seven Percent [Member] USD ($) Installment	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Seven Percent [Member] CAD	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Seven Percent [Member] USD ($) Installment	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Seven Percent [Member] CAD	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Five Point Five Percent [Member] USD ($) Installment	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Five Point Five Percent [Member] CAD	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Five Point Five Percent [Member] USD ($) Installment	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Five Point Five Percent [Member] CAD	Mar. 29, 2014 Land and Building [Member] Capital leasing arrangements [Member] USD ($)	Mar. 29, 2014 Land and Building [Member] Capital leasing arrangements [Member] CAD	Mar. 30, 2013 Land and Building [Member] Capital leasing arrangements [Member] USD ($)	Mar. 30, 2013 Land and Building [Member] Capital leasing arrangements [Member] CAD	Mar. 29, 2014 Term Loan Facility [Member] Senior Secured Loans [Member]	Mar. 30, 2013 Term Loan Facility [Member] Senior Secured Loans [Member]	Mar. 29, 2014 Cash contribution [Member]	Mar. 30, 2013 Cash contribution [Member]	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member]	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member]	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period one [Member] USD ($)	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period one [Member] CAD	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period one [Member] USD ($)	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period one [Member] CAD	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period two [Member] USD ($)	Mar. 29, 2014 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period two [Member] CAD	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period two [Member] USD ($)	Mar. 30, 2013 Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member] Repayment period two [Member] CAD
Debt Instrument [Line Items]
Secured long term debt	9.50%															8.77%	8.77%
Sale Leaseback transaction implicit annual interest												10.74%	10.74%	10.74%	10.74%
Capital repayment period																						20 months	20 months	20 months	20 months	40 months	40 months	40 months	40 months
Line of Credit Facility Expiration Date	Jun. 30, 2015															Aug. 31, 2018	Aug. 31, 2018
Capital Repayment amount																						$ 31,634	35,000	$ 31,634	35,000
Capital lease period												20 years	20 years	20 years	20 years	4 years	4 years
Repayments Of Debt And Capital Lease Obligations												151,629	167,762	151,629	167,762
Annual rate of prime plus				7.00%	7.00%	7.00%	7.00%	5.50%	5.50%	5.50%	5.50%									3.50%	3.50%
Number of installments				60	60	60	60	48	48	48	48
Capital repayments				75,319	83,333	75,319	83,333	188,298	208,333	188,298	208,333															49,711	55,000	49,711	55,000
Debt Instrument Interest Rate Stated Percentage Rate Range Minimum		6.00%	6.00%
Balance of term loan					5,000,000				5,208,000		7,708,000
Outstanding amount of repayment													13,444,000		13,981,000												0		660,000
Debt Instrument Interest Rate Stated Percentage Rate Range Maximum		10.00%	10.00%
Interest on Cash advances																		11.00%	11.00%